Quarterly Report
January 31, 2026
SSGA Active Trust
State Street Galaxy Transformative Tech Accelerators ETF (formerly SPDR Galaxy Transformative Tech Accelerators ETF)
State Street Galaxy Digital Asset Ecosystem ETF (formerly SPDR Galaxy Digital Asset Ecosystem ETF)
State Street Galaxy Hedged Digital Asset Ecosystem ETF (formerly SPDR Galaxy Hedged Digital Asset Ecosystem ETF)
State Street Bridgewater All Weather ETF (formerly SPDR Bridgewater All Weather ETF)
State Street IG Public & Private Credit ETF (formerly SPDR SSGA IG Public & Private Credit ETF)
State Street Short Duration IG Public & Private Credit ETF (formerly SPDR SSGA Short Duration IG Public & Private Credit ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUTOMOBILES — 1.8%
Tesla, Inc. (a)	152	$65,422
CAPITAL MARKETS — 1.0%
Etoro Group Ltd. Class A (a)	1,180	34,692
DIVERSIFIED CONSUMER SERVICES — 0.9%
Lincoln Educational Services Corp. (a)	1,212	32,312
ELECTRIC UTILITIES — 6.4%
Alliant Energy Corp.	1,389	91,549
American Electric Power Co., Inc.	512	61,325
Entergy Corp.	752	72,109
		224,983
ELECTRICAL EQUIPMENT — 17.6%
Hubbell, Inc.	256	124,913
nVent Electric PLC	1,049	117,761
Schneider Electric SE	133	38,338
Siemens Energy AG (a)	1,162	199,822
Vertiv Holdings Co. Class A	753	140,193
		621,027
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.0%
Amphenol Corp. Class A	583	83,999
Coherent Corp. (a)	601	127,520
		211,519
FINANCIAL SERVICES — 4.9%
Mastercard, Inc. Class A	164	88,362
Visa, Inc. Class A	269	86,572
		174,934
INDUSTRIAL CONGLOMERATES — 1.7%
Willow Lane Acquisition Corp. Class A (a)	5,293	61,769
INTERACTIVE MEDIA & SERVICES — 4.6%
Alphabet, Inc. Class A	481	162,578
MACHINERY — 2.8%
Flowserve Corp.	1,284	100,345
METALS & MINING — 2.3%
Freeport-McMoRan, Inc.	1,336	80,467
OIL, GAS & CONSUMABLE FUELS — 2.1%
Centrus Energy Corp. Class A (a)	54	15,027
Exxon Mobil Corp.	416	58,823
		73,850
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.6%
Landbridge Co. LLC Class A	985	56,598
Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.8%
Applied Materials, Inc.	229	$73,811
Lam Research Corp.	231	53,929
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	233	77,021
		204,761
SOFTWARE — 38.7%
Adobe, Inc. (a)	145	42,521
Bitfarms Ltd. (a)	71,752	167,900
Cipher Mining, Inc. (a)	10,193	162,680
Cleanspark, Inc. (a)	16,839	199,374
Core Scientific, Inc. (a)	21,946	394,808
Microsoft Corp.	78	33,563
Riot Platforms, Inc. (a)	23,643	365,757
		1,366,603
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Sandisk Corp. (a)	85	48,981
TOTAL COMMON STOCKS (Cost $3,054,223)		3,520,841
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.69% (b) (c) (Cost $14,495)	14,495	14,495
TOTAL INVESTMENTS — 100.0% (Cost $3,068,718)		3,535,336
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(1,583)
NET ASSETS — 100.0%		$3,533,753
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at January 31, 2026.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

STATE STREET GALAXY TRANSFORMATIVE TECH ACCELERATORS ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,520,841	$—	$—	$3,520,841
Short-Term Investment	14,495	—	—	14,495
TOTAL INVESTMENTS	$3,535,336	$—	$—	$3,535,336

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/26	Value at 1/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	59,367	$59,367	$137,562	$182,434	$—	$—	14,495	$14,495	$288
See accompanying notes to Schedule of Investments.

STATE STREET GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 92.1%
BANKS — 2.4%
JPMorgan Chase & Co.	1,105	$338,008
BROADLINE RETAIL — 2.2%
MercadoLibre, Inc. (a)	148	317,873
CAPITAL MARKETS — 7.4%
Blackrock, Inc.	299	334,563
Etoro Group Ltd. Class A (a)	6,490	190,806
Morgan Stanley	1,615	295,222
Robinhood Markets, Inc. Class A (a)	2,426	241,339
		1,061,930
ELECTRICAL EQUIPMENT — 6.7%
nVent Electric PLC	1,343	150,765
Powell Industries, Inc.	416	184,534
Vertiv Holdings Co. Class A	3,340	621,841
		957,140
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	1,580	227,646
FINANCIAL SERVICES — 5.3%
Mastercard, Inc. Class A	712	383,619
Visa, Inc. Class A	1,169	376,219
		759,838
INDUSTRIAL CONGLOMERATES — 1.4%
Willow Lane Acquisition Corp. Class A (a)	16,712	195,029
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A	2,188	739,544
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.1%
Applied Materials, Inc.	868	279,774
Lam Research Corp.	953	222,487
Micron Technology, Inc.	1,579	655,096
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	900	297,504
		1,454,861
SOFTWARE — 48.8%
Adobe, Inc. (a)	603	176,830
Bitfarms Ltd. (a)	300,825	703,930
Cipher Mining, Inc. (a)	47,186	753,089
Security Description	Shares	Value
Cleanspark, Inc. (a)	100,317	$1,187,753
Core Scientific, Inc. (a)	123,796	2,227,090
Riot Platforms, Inc. (a)	114,802	1,775,987
Salesforce, Inc.	821	174,290
		6,998,969
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.0%
Sandisk Corp. (a)	260	149,825
TOTAL COMMON STOCKS (Cost $10,392,832)		13,200,663
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 7.5%
Fidelity Wise Origin Bitcoin Fund	3,869	282,514
iShares Bitcoin Trust ETF	9,112	432,729
iShares Ethereum Trust ETF	8,361	168,641
Solana ETF	16,107	191,996
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,442,814)		1,075,880
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.69% (b) (c) (Cost $57,152)	57,152	57,152
TOTAL INVESTMENTS — 100.0% (Cost $11,892,798)		14,333,695
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% *		(3,142)
NET ASSETS — 100.0%		$14,330,553
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at January 31, 2026.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

STATE STREET GALAXY DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,200,663	$—	$—	$13,200,663
Mutual Funds and Exchange Traded Products	1,075,880	—	—	1,075,880
Short-Term Investment	57,152	—	—	57,152
TOTAL INVESTMENTS	$14,333,695	$—	$—	$14,333,695

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/26	Value at 1/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	314,787	$314,787	$210,248	$467,883	$—	$—	57,152	$57,152	$1,008
See accompanying notes to Schedule of Investments.

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 92.5%
BANKS — 2.3%
JPMorgan Chase & Co.	5,683	$1,738,373
BROADLINE RETAIL — 2.2%
MercadoLibre, Inc. (a)	762	1,636,616
CAPITAL MARKETS — 7.4%
Blackrock, Inc.	1,550	1,734,357
Etoro Group Ltd. Class A (a)	32,497	955,412
Morgan Stanley	8,315	1,519,982
Robinhood Markets, Inc. Class A (a)	12,651	1,258,521
		5,468,272
ELECTRICAL EQUIPMENT — 6.7%
nVent Electric PLC	6,764	759,327
Powell Industries, Inc.	2,223	986,100
Vertiv Holdings Co. Class A	17,156	3,194,104
		4,939,531
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.6%
Amphenol Corp. Class A	8,109	1,168,345
FINANCIAL SERVICES — 5.3%
Mastercard, Inc. Class A	3,667	1,975,743
Visa, Inc. Class A	6,008	1,933,554
		3,909,297
INDUSTRIAL CONGLOMERATES — 1.4%
Willow Lane Acquisition Corp. Class A (a)	87,176	1,017,344
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A	11,281	3,812,978
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.4%
Applied Materials, Inc.	4,440	1,431,101
Lam Research Corp.	4,844	1,130,880
Micron Technology, Inc.	8,467	3,512,789
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,019	1,659,081
		7,733,851
SOFTWARE — 48.6%
Adobe, Inc. (a)	3,034	889,721
Bitfarms Ltd. (a)	1,546,687	3,619,248
Cipher Mining, Inc. (a)	243,252	3,882,302
Cleanspark, Inc. (a)	516,027	6,109,760
Core Scientific, Inc. (a)	636,459	11,449,897
Riot Platforms, Inc. (a)	590,252	9,131,198
Salesforce, Inc.	4,160	883,126
		35,965,252
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Sandisk Corp. (a)	1,837	1,058,571
TOTAL COMMON STOCKS (Cost $52,931,333)		68,448,430
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 6.7%
Fidelity Wise Origin Bitcoin Fund	12,380	$903,988
iShares Bitcoin Trust ETF	46,435	2,205,198
iShares Ethereum Trust ETF	43,654	880,501
Solana ETF	82,691	985,677
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $6,702,014)		4,975,364
	Contracts
PUT OPTIONS PURCHASED — 1.8%
Adobe, Inc. (Strike price $280, expiring 02/20/2026)	15	5,775
Alphabet, Inc. (Strike price $310, expiring 02/20/2026)	55	18,838
Applied Materials, Inc. (Strike price $30, expiring 02/20/2026)	528	88,704
Applied Materials, Inc. (Strike price $310, expiring 02/20/2026)	40	45,000
Bitfarms Ltd. (Strike price $2.50, expiring 02/20/2026)	5,321	159,630
Blackrock, Inc. (Strike price $1,100, expiring 02/20/2026)	8	13,080
Cipher Mining, Inc. (Strike price $15, expiring 02/20/2026)	1,440	171,360
Cleanspark, Inc. (Strike price $11, expiring 02/20/2026)	1,771	133,710
iShares Bitcoin Trust ETF (Strike price $52, expiring 02/20/2026)	428	211,860
iShares Ethereum Trust ETF (Strike price $22, expiring 02/20/2026)	216	49,032
JPMorgan Chase & Co. (Strike price $300, expiring 02/20/2026)	22	8,250
Lam Research Corp. (Strike price $210, expiring 02/20/2026)	44	17,600
Mastercard, Inc. (Strike price $515, expiring 02/20/2026)	9	3,015
Micron Technology, Inc. (Strike price $330, expiring 02/20/2026)	59	23,157
Morgan Stanley (Strike price $180, expiring 02/20/2026)	41	12,546
Nvent Electric PLC (Strike price $100, expiring 02/20/2026)	34	6,630
Powell Industries, Inc. (Strike price $410, expiring 02/20/2026)	20	41,900
Riot Platforms, Inc. (Strike price $15, expiring 02/20/2026)	2,024	203,412
Robinhood Markets, Inc. (Strike price $100, expiring 02/20/2026)	61	40,870
Salesforce, Inc. (Strike price $210, expiring 02/20/2026)	21	12,653

See accompanying notes to Schedule of Investments.

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Security Description	Contracts	Value
Sandisk Corp (Strike price $370, expiring 02/20/2026)	13	$3,348
Taiwan Semiconductor Manufacturing Co. Ltd. (Strike price $330, expiring 02/20/2026)	45	45,900
Vertiv Holdings Co. (Strike price $160, expiring 02/20/2026)	84	30,450
Visa, Inc. (Strike price $310, expiring 02/20/2026)	15	3,675
TOTAL PURCHASED OPTIONS (Cost $1,068,039)		1,350,395
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.69% (b) (c) (Cost $50,399)	50,399	50,399
TOTAL INVESTMENTS — 101.1% (Cost $60,751,785)		74,824,588
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(823,098)
NET ASSETS — 100.0%		$74,001,490

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at January 31, 2026.
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

See accompanying notes to Schedule of Investments.

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

The Fund had the following Written Call Options contracts at January 31, 2026 :
Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation
JPMorgan Chase & Co.	N/A	USD 325	02/20/2026	(22)	USD (715,000)	$ (2,255)	$(7,659)	$5,404
Vertiv Holdings Co.	N/A	USD 200	02/20/2026	(84)	USD (1,680,000)	(66,780)	(46,160)	(20,620)
Lam Research Corp.	N/A	USD 240	02/20/2026	(44)	USD (1,056,000)	(46,200)	(44,473)	(1,727)
Morgan Stanley	N/A	USD 200	02/20/2026	(41)	USD (820,000)	(1,169)	(6,296)	5,127
Taiwan Semiconductor Manufacturing Co. Ltd.	N/A	USD 370	02/20/2026	(45)	USD (1,665,000)	(6,390)	(25,306)	18,916
Salesforce, Inc.	N/A	USD 250	02/20/2026	(21)	USD (525,000)	(756)	(4,754)	3,998
Micron Technology, Inc.	N/A	USD 390	02/20/2026	(64)	USD (2,496,000)	(268,000)	(85,823)	(182,177)
Blackrock, Inc.	N/A	USD 1,230	02/20/2026	(8)	USD (984,000)	(620)	(8,719)	8,099
Riot Platforms, Inc.	N/A	USD 23	02/20/2026	(2,024)	USD (4,655,200)	(16,192)	(154,747)	138,555
Cleanspark, Inc.	N/A	USD 17	02/20/2026	(1,771)	USD (3,010,700)	(28,336)	(94,732)	66,396
Applied Materials, Inc.	N/A	USD 350	02/20/2026	(40)	USD (1,400,000)	(30,000)	(44,776)	14,776
Nvent Electric PLC	N/A	USD 120	02/20/2026	(34)	USD (408,000)	(10,625)	(11,289)	664
Visa, Inc.	N/A	USD 350	02/20/2026	(15)	USD (525,000)	(735)	(3,131)	2,396
Sandisk Corp.	N/A	USD 470	02/20/2026	(13)	USD (611,000)	(159,835)	(37,313)	(122,522)
Powell Industries, Inc.	N/A	USD 480	02/20/2026	(20)	USD (960,000)	(42,700)	(38,555)	(4,145)
Alphabet, Inc.	N/A	USD 355	02/20/2026	(55)	USD (1,952,500)	(36,437)	(29,539)	(6,898)
iShares Bitcoin Trust ETF	N/A	USD 58	02/20/2026	(428)	USD (2,482,400)	(5,136)	(44,483)	39,347
iShares Ethereum Trust ETF	N/A	USD 29	02/20/2026	(216)	USD (626,400)	(1,296)	(10,127)	8,831
Robinhood Markets, Inc.	N/A	USD 125	02/20/2026	(61)	USD (762,500)	(4,270)	(18,853)	14,583
Core Scientific, Inc.	N/A	USD 22	02/20/2026	(4,753)	USD (10,456,600)	(168,731)	(344,437)	175,706
Mastercard, Inc.	N/A	USD 570	02/20/2026	(9)	USD (513,000)	(1,912)	(5,214)	3,302
Bitfarms Ltd.	N/A	USD 4	02/20/2026	(5,321)	USD (1,862,350)	(21,284)	(87,564)	66,280
Adobe, Inc.	N/A	USD 320	02/20/2026	(15)	USD (480,000)	(2,693)	(5,975)	3,282
Cipher Mining, Inc.	N/A	USD 23	02/20/2026	(1,440)	USD (3,312,000)	(27,360)	(174,599)	147,239
						$(949,712)	$(1,334,524)	$384,812

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$68,448,430	$—	$—	$68,448,430
Mutual Funds and Exchange Traded Products	4,975,364	—	—	4,975,364
Put Options Purchased	1,350,395	—	—	1,350,395
Short-Term Investment	50,399	—	—	50,399
TOTAL INVESTMENTS	$74,824,588	$—	$—	$74,824,588
OTHER FINANCIAL INSTRUMENTS:
Call Options Written	$(949,712)	$—	$—	$(949,712)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(949,712)	$—	$—	$(949,712)
See accompanying notes to Schedule of Investments.

STATE STREET GALAXY HEDGED DIGITAL ASSET ECOSYSTEM ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/26	Value at 1/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,505,627	$1,505,627	$3,630,896	$5,086,124	$—	$—	50,399	$50,399	$3,374
See accompanying notes to Schedule of Investments.

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 40.9%
U.S. Treasury Bills 3.71%, 4/9/2026	$39,860,200	$39,598,401
U.S. Treasury Inflation-Indexed Bonds:
0.13%, 2/15/2051	9,612,326	5,191,407
0.13%, 2/15/2052	10,422,365	5,497,187
0.25%, 2/15/2050	9,349,499	5,383,084
0.63%, 2/15/2043	11,582,590	8,656,176
0.75%, 2/15/2042	13,600,292	10,626,291
0.75%, 2/15/2045	15,363,191	11,223,531
0.88%, 2/15/2047	10,273,338	7,410,247
1.00%, 2/15/2046	7,086,913	5,346,882
1.00%, 2/15/2048	6,572,900	4,801,940
1.00%, 2/15/2049	6,022,569	4,333,426
1.38%, 2/15/2044	13,505,930	11,333,111
1.50%, 2/15/2053	9,378,730	7,302,587
2.13%, 2/15/2041	4,426,067	4,347,833
2.13%, 2/15/2054	10,958,698	9,833,505
2.38%, 2/15/2055	10,920,412	10,355,408
U.S. Treasury Inflation-Indexed Notes:
1.13%, 1/15/2033	7,864,281	7,620,212
1.38%, 7/15/2033	26,871,040	26,439,634
1.75%, 1/15/2034	26,422,502	26,487,526
1.88%, 7/15/2034	29,985,727	30,341,222
1.88%, 7/15/2035	31,801,455	31,910,152
1.88%, 1/15/2036	22,943,710	22,859,912
2.13%, 1/15/2035	30,379,440	31,132,399
TOTAL U.S. TREASURY OBLIGATIONS (Cost $330,307,816)		328,032,073

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 21.1%
State Street SPDR Portfolio Emerging Markets ETF (a)	699,164	$34,398,869
State Street SPDR Portfolio S&P 500 ETF (a)	1,356,639	110,430,415
State Street SPDR S&P China ETF (a)	234,309	23,911,233
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $153,734,934)		168,740,517
SHORT-TERM INVESTMENT — 33.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.69% (b) (c) (Cost $267,306,467)	267,306,467	267,306,467
TOTAL INVESTMENTS — 95.4% (Cost $751,349,217)		764,079,057
OTHER ASSETS IN EXCESS OF LIABILITIES — 4.6%		36,651,533
NET ASSETS — 100.0%		$800,730,590
(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2026 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2026 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at January 31, 2026.

At January 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note Futures (long)	1,835	03/20/2026	$207,290,319	$205,204,609	$(2,085,710)
COMEX Gold 100 Troy Ounces Futures (long)	168	04/28/2026	77,888,817	79,717,680	1,828,863
Eurex 10 Year Euro BUND Futures (long)	971	03/06/2026	148,423,297	148,055,659	(367,638)
Eurex EURO STOXX 50 Futures (long)	1,084	03/20/2026	74,749,448	76,742,975	1,993,527
FTSE 100 Index Futures (long)	234	03/20/2026	31,502,531	32,719,155	1,216,624
Long Gilt Futures (long)	399	03/27/2026	49,946,359	49,742,909	(203,450)
SFE 10 Year Australian Bond Futures (long)	997	03/16/2026	76,386,373	76,236,922	(149,451)
SFE S&P ASX Share Price Index 200 Futures (long)	200	03/19/2026	30,265,351	30,918,771	653,420
TSE TOPIX Futures (long)	172	03/12/2026	38,033,471	39,883,573	1,850,102
U.S. Long Bond Futures (long)	870	03/20/2026	101,701,746	100,158,750	(1,542,996)
					$3,193,291
See accompanying notes to Schedule of Investments.

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/ Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	Quarterly	USD	$16,359,079	3/16/2026	Goldman Sachs & Co. LLC	$—	$1,695,536	$1,695,536
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	Quarterly	USD	$27,943,731	6/15/2026	JPMorgan Securities LLC	$—	$2,269,855	$2,269,855
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,900,000	3/16/2026	BNP Paribas SA	$—	$357,052	$357,052
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	Quarterly	USD	$14,608,277	9/15/2026	JPMorgan Securities LLC	$—	$1,690,829	$1,690,829
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	Quarterly	USD	$9,924,931	3/16/2026	Goldman Sachs & Co. LLC	$—	$1,148,757	$1,148,757
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$11,194,205	3/16/2026	Bank of America NA	$—	$1,295,669	$1,295,669
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$11,354,746	3/16/2026	Citibank NA	$—	$1,314,250	$1,314,250
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$13,160,372	3/16/2026	Goldman Sachs & Co. LLC	$—	$1,523,242	$1,523,242
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	Quarterly	USD	$22,729,899	9/15/2026	JPMorgan Securities LLC	$—	$2,630,862	$2,630,862
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	Quarterly	USD	$25,575,409	12/15/2026	BNP Paribas SA	$—	$2,960,215	$2,960,215
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,550,000	3/16/2026	JPMorgan Securities LLC	$—	$131,865	$131,865
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,000,000	3/16/2026	Goldman Sachs & Co. LLC	$—	$164,917	$164,917
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,028,000	3/16/2026	Bank of America NA	$—	$149,365	$149,365
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,893,000	3/16/2026	BNP Paribas SA	$—	$239,575	$239,575
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$900,000	3/16/2026	BNP Paribas SA	$—	$77,543	$77,543
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$2,731,000	3/16/2026	Goldman Sachs & Co. LLC	$—	$214,983	$214,983
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$814,000	3/16/2026	Bank of America NA	$—	$41,047	$41,047
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$1,310,000	3/16/2026	Bank of America NA	$—	$53,855	$53,855
Receive	Bloomberg Commodity Index Total Return	U.S. Treasury 3 Month Bill	At Maturity	USD	$560,000	3/16/2026	Bank of America NA	$—	$16,304	$16,304
Total								$—	$17,975,721	$17,975,721

See accompanying notes to Schedule of Investments.

STATE STREET BRIDGEWATER ALL WEATHER ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$328,032,073	$—	$328,032,073
Mutual Funds and Exchange Traded Products	168,740,517	—	—	168,740,517
Short-Term Investment	267,306,467	—	—	267,306,467
TOTAL INVESTMENTS	$436,046,984	$328,032,073	$—	$764,079,057
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$7,542,536	$—	$—	$7,542,536
Futures Contracts - Unrealized Depreciation	(4,349,245)	—	—	(4,349,245)
Total Return Swap Contracts - Unrealized Appreciation	—	17,975,721	—	17,975,721
TOTAL OTHER FINANCIAL INSTRUMENTS:	$3,193,291	$17,975,721	$—	$21,169,012

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/26	Value at 1/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	243,862,403	$243,862,403	$109,469,677	$86,025,613	$—	$—	267,306,467	$267,306,467	$2,347,595
State Street SPDR Portfolio Emerging Markets ETF	580,119	27,602,062	5,753,451	—	—	1,043,356	699,164	34,398,869	474,285
State Street SPDR Portfolio S&P 500 ETF	1,106,550	88,789,572	24,290,593	4,087,515	50,028	1,387,737	1,356,639	110,430,415	277,691
State Street SPDR S&P China ETF	185,344	18,886,554	4,965,242	—	—	59,437	234,309	23,911,233	268,827
Total		$379,140,591	$144,478,963	$90,113,128	$50,028	$2,490,530		$436,046,984	$3,368,398
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 43.7%
AEROSPACE & DEFENSE — 2.1%
AP Hermes Holdings SARL 6.25%, 7/25/2048 (a) (b)	$297,408	$361,949
Boeing Co.:
2.95%, 2/1/2030	130,000	123,345
3.25%, 2/1/2035	130,000	113,779
6.30%, 5/1/2029	863,000	916,696
Howmet Aerospace, Inc. 4.85%, 10/15/2031	345,000	353,994
RTX Corp. 6.10%, 3/15/2034	205,000	223,757
		2,093,520
AGRICULTURE — 0.7%
BAT Capital Corp. 6.00%, 2/20/2034	155,000	165,644
Imperial Brands Finance PLC 5.50%, 2/1/2030 (a)	258,000	267,631
Philip Morris International, Inc. 4.90%, 11/1/2034	292,000	293,556
		726,831
AIRLINES — 1.5%
AP Fides Holdings LLC Series A-1, 6.00%, 11/30/2048 (a) (b)	1,193,068	1,474,333
AUTO MANUFACTURERS — 0.2%
Daimler Truck Finance North America LLC 5.38%, 6/25/2034 (a)	150,000	152,954
General Motors Co. 5.00%, 4/1/2035	56,000	55,080
		208,034
AUTO PARTS & EQUIPMENT — 0.6%
Aptiv Swiss Holdings Ltd. 5.15%, 9/13/2034	558,000	563,128
BANKS — 4.6%
Banco Santander SA 6.92%, 8/8/2033	95,000	104,871
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.44%, 3.19%, 7/23/2030 (c)	101,000	97,674
SOFR + 1.11%, 4.62%, 5/9/2029 (c)	57,000	57,752
SOFR + 1.31%, 5.51%, 1/24/2036 (c)	34,000	35,281
Barclays PLC:
SOFR + 0.96%, 5.09%, 2/25/2029 (c)	150,000	152,820
SOFR + 1.91%, 5.34%, 9/10/2035 (c)	179,000	181,098
Citizens Financial Group, Inc. 2.64%, 9/30/2032	236,000	205,542
Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
SOFR + 1.08%, 5.21%, 1/28/2031 (c)	$143,000	$147,410
SOFR + 1.38%, 5.54%, 1/28/2036 (c)	67,000	69,245
HSBC Holdings PLC 3 mo. USD Term SOFR + 1.87%, 3.97%, 5/22/2030 (c)	150,000	148,435
JPMorgan Chase & Co.:
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	57,000	57,677
SOFR + 1.32%, 5.50%, 1/24/2036 (c)	207,000	215,286
8.75%, 9/1/2030	136,000	160,190
M&T Bank Corp.:
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	136,000	136,369
Series MTN, SOFR + 1.61%, 5.39%, 1/16/2036 (c)	498,000	505,236
Manufacturers & Traders Trust Co. 3.40%, 8/17/2027	51,000	50,509
Morgan Stanley SOFR + 1.42%, 5.59%, 1/18/2036 (c)	207,000	215,183
Morgan Stanley Private Bank NA SOFR + 1.08%, 4.73%, 7/18/2031 (c)	746,000	755,713
Santander Holdings USA, Inc. SOFR + 2.70%, 6.57%, 6/12/2029 (c)	136,000	142,183
U.S. Bancorp:
Series MTN, SOFR + 2.11%, 4.97%, 7/22/2033 (c)	237,000	238,756
SOFR + 1.25%, 5.10%, 7/23/2030 (c)	207,000	213,071
SOFR + 1.41%, 5.42%, 2/12/2036 (c)	238,000	246,218
UBS AG 5.65%, 9/11/2028	150,000	156,462
Wells Fargo & Co. SOFR + 1.38%, 5.21%, 12/3/2035 (c)	313,000	317,404
		4,610,385
BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	173,000	169,009
5.00%, 6/15/2034	167,000	171,806
Diageo Capital PLC 3.88%, 5/18/2028	150,000	150,008
		490,823
BIOTECHNOLOGY — 0.7%
Amgen, Inc.:
2.77%, 9/1/2053	30,000	17,878
5.25%, 3/2/2033	239,000	247,260

See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Gilead Sciences, Inc. 5.10%, 6/15/2035	$400,000	$409,280
		674,418
COMMERCIAL SERVICES — 0.4%
Verisk Analytics, Inc.:
5.25%, 6/5/2034	385,000	392,765
5.50%, 6/15/2045	50,000	48,495
		441,260
COMPUTERS — 0.0% *
International Business Machines Corp. 2.85%, 5/15/2040	50,000	37,504
CONSTRUCTION MATERIALS — 0.5%
Carlisle Cos., Inc.:
5.25%, 9/15/2035	19,000	19,322
5.55%, 9/15/2040	56,000	56,744
Carrier Global Corp. 5.90%, 3/15/2034	197,000	210,871
Owens Corning 3.95%, 8/15/2029	181,000	179,742
		466,679
DISTRIBUTION & WHOLESALE — 0.1%
LKQ Corp. 6.25%, 6/15/2033	94,000	98,355
DIVERSIFIED FINANCIAL SERVICES — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	261,000	269,884
Ally Financial, Inc. SOFR + 1.73%, 5.54%, 1/17/2031 (c)	156,000	159,593
American Express Co. SOFR + 1.63%, 5.92%, 4/25/2035 (c)	30,000	31,747
Blackrock, Inc. 4.75%, 5/25/2033	75,000	76,493
Charles Schwab Corp. 4.00%, 2/1/2029	329,000	330,665
		868,382
ELECTRIC — 2.1%
American Electric Power Co., Inc. 5.63%, 3/1/2033	250,000	261,888
Duke Energy Corp. 2.45%, 6/1/2030	268,000	248,851
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	128,000	132,342
Emera U.S. Finance LP 2.64%, 6/15/2031	100,000	90,496
Exelon Corp. 4.05%, 4/15/2030	165,000	163,497
FirstEnergy Transmission LLC 4.55%, 1/15/2030	168,000	168,936
Security Description	Principal Amount	Value
Georgia Power Co.:
4.55%, 3/15/2030	$199,000	$201,981
4.70%, 5/15/2032	57,000	57,758
NRG Energy, Inc.:
4.73%, 10/15/2030 (a)	192,000	192,058
5.41%, 10/15/2035 (a)	99,000	98,491
Ohio Power Co. 5.65%, 6/1/2034	136,000	141,652
Pacific Gas & Electric Co.:
4.20%, 3/1/2029	108,000	107,506
5.55%, 5/15/2029	260,000	268,689
		2,134,145
ELECTRONICS — 0.3%
Honeywell International, Inc. 5.00%, 3/1/2035	348,000	353,652
FOOD — 1.7%
Campbell's Co. 5.40%, 3/21/2034	358,000	363,030
J.M. Smucker Co.:
2.13%, 3/15/2032	263,000	228,053
4.25%, 3/15/2035	193,000	182,066
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings 5.95%, 4/20/2035	852,000	894,438
Sysco Corp. 4.45%, 3/15/2048	13,000	11,040
		1,678,627
GAS — 0.9%
NiSource, Inc. 5 yr. CMT + 2.04%, 5.75%, 7/15/2056 (c)	863,000	868,092
HEALTH CARE SERVICES — 1.5%
Centene Corp. 2.45%, 7/15/2028	570,000	536,182
Cigna Group 3.05%, 10/15/2027	20,000	19,732
Elevance Health, Inc. 5.50%, 10/15/2032	99,000	103,597
HCA, Inc.:
3.13%, 3/15/2027	86,000	85,193
5.50%, 3/1/2032	496,000	516,916
5.75%, 3/1/2035	35,000	36,590
UnitedHealth Group, Inc.:
4.80%, 1/15/2030	99,000	101,241
5.30%, 6/15/2035	71,000	73,060
		1,472,511
HOUSEHOLD PRODUCTS — 0.2%
Haleon U.S. Capital LLC:
3.63%, 3/24/2032	263,000	250,381
4.00%, 3/24/2052	11,000	8,651
		259,032

See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS & WARES — 0.5%
Church & Dwight Co., Inc. 5.60%, 11/15/2032	$517,000	$549,457
INSURANCE — 1.2%
Arthur J Gallagher & Co. 5.00%, 2/15/2032	316,000	322,677
Athene Global Funding 5.58%, 1/9/2029 (a)	51,000	52,468
Athene Holding Ltd. 6.65%, 2/1/2033	157,000	170,138
Corebridge Financial, Inc. 3.90%, 4/5/2032	480,000	456,888
Lincoln National Corp.:
3.05%, 1/15/2030	11,000	10,483
5.85%, 3/15/2034	93,000	97,037
Marsh & McLennan Cos., Inc. 4.65%, 3/15/2030	75,000	76,355
		1,186,046
INTERNET — 0.5%
Alphabet, Inc. 4.10%, 11/15/2030	225,000	225,256
Expedia Group, Inc. 2.95%, 3/15/2031	159,000	147,975
Meta Platforms, Inc.:
4.20%, 11/15/2030	64,000	63,877
4.60%, 11/15/2032	68,000	68,128
		505,236
INVESTMENT COMPANY SECURITIES — 0.6%
ARES Capital Corp.:
2.88%, 6/15/2028	104,000	99,834
5.88%, 3/1/2029	259,000	265,599
Blackstone Private Credit Fund 6.00%, 1/29/2032	203,000	203,524
		568,957
IRON/STEEL — 0.8%
ArcelorMittal SA 6.00%, 6/17/2034	702,000	751,456
Vale Overseas Ltd. 6.40%, 6/28/2054	35,000	35,944
		787,400
IT SERVICES — 1.7%
Apple, Inc. 4.75%, 5/12/2035	29,000	29,616
CGI, Inc. 4.95%, 3/14/2030	117,000	118,505
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	147,000	147,989
Leidos, Inc. 5.40%, 3/15/2032	354,000	367,448
NetApp, Inc. 5.50%, 3/17/2032	987,000	1,024,516
		1,688,074
Security Description	Principal Amount	Value
LEISURE TIME — 0.1%
Royal Caribbean Cruises Ltd. 5.38%, 1/15/2036	$91,000	$91,136
LODGING — 0.6%
Hyatt Hotels Corp. 4.38%, 9/15/2028	38,000	38,132
Sands China Ltd.:
2.85%, 3/8/2029	114,000	108,586
5.40%, 8/8/2028	466,000	475,208
		621,926
MACHINERY-DIVERSIFIED — 0.1%
Ingersoll Rand, Inc.:
5.31%, 6/15/2031	100,000	104,195
5.45%, 6/15/2034	47,000	48,702
		152,897
MEDIA — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.65%, 2/1/2034	284,000	299,009
MINING — 0.3%
Glencore Funding LLC 5.63%, 4/4/2034 (a)	329,000	343,999
OIL & GAS — 1.5%
BP Capital Markets America, Inc. 5.23%, 11/17/2034	698,000	719,219
Diamondback Energy, Inc. 5.40%, 4/18/2034	357,000	365,904
Ovintiv, Inc. 6.25%, 7/15/2033	379,000	402,449
		1,487,572
PHARMACEUTICALS — 1.4%
AbbVie, Inc.:
4.30%, 5/14/2036	48,000	45,902
4.95%, 3/15/2031	345,000	356,268
Bayer U.S. Finance LLC 6.38%, 11/21/2030 (a)	300,000	321,498
CVS Health Corp.:
4.88%, 7/20/2035	96,000	93,810
5.55%, 6/1/2031	136,000	142,207
Eli Lilly & Co.:
4.90%, 2/12/2032	179,000	185,150
5.55%, 3/15/2037	20,000	21,354
Pfizer Investment Enterprises Pte. Ltd. 4.75%, 5/19/2033	199,000	201,046
Pfizer, Inc. 4.00%, 12/15/2036	31,000	29,000
		1,396,235
PIPELINES — 2.8%
AP Chia Issuer LLC 7.25%, 5/23/2050 (a) (b)	1,920,534	1,958,945

See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Energy Transfer LP 3.75%, 5/15/2030	$168,000	$163,652
Enterprise Products Operating LLC:
4.85%, 1/31/2034	185,000	186,567
5.35%, 1/31/2033	78,000	81,384
ONEOK, Inc. 5.05%, 11/1/2034	304,000	300,753
Williams Cos., Inc. 5.60%, 3/15/2035	145,000	150,571
		2,841,872
PRIVATE CREDIT SECURITIES — 3.8%
AGL Energy Ltd. 7.91%, 12/8/2035 (b)	1,400,000	1,624,000
AP Grange Holdings LLC 6.50%, 3/20/2045 (a)	1,507,378	1,477,804
AP Oryx Holdings LLC 6.10%, 9/8/2043 (a) (b)	710,546	717,652
		3,819,456
REAL ESTATE INVESTMENT TRUSTS — 2.5%
COPT Defense Properties LP 2.75%, 4/15/2031	160,000	146,208
Digital Realty Trust LP 3.60%, 7/1/2029	160,000	156,979
Essex Portfolio LP 3.00%, 1/15/2030	65,000	61,811
SBA Communications Corp. 3.88%, 2/15/2027	2,000,000	1,985,760
UDR, Inc. Series MTN, 3.20%, 1/15/2030	162,000	155,810
		2,506,568
RETAIL — 0.9%
AutoNation, Inc.:
3.85%, 3/1/2032	109,000	102,821
4.45%, 1/15/2029	87,000	87,119
5.89%, 3/15/2035	132,000	136,836
AutoZone, Inc.:
4.50%, 2/1/2028	100,000	100,920
6.55%, 11/1/2033	54,000	59,753
Dick's Sporting Goods, Inc. 3.15%, 1/15/2032	112,000	103,142
O'Reilly Automotive, Inc. 5.00%, 8/19/2034	372,000	374,039
		964,630
SEMICONDUCTORS — 0.9%
Intel Corp.:
1.60%, 8/12/2028	57,000	53,713
4.15%, 8/5/2032	152,000	147,249
Marvell Technology, Inc. 5.95%, 9/15/2033	199,000	211,555
Micron Technology, Inc. 5.88%, 9/15/2033	469,000	499,039
		911,556
Security Description	Principal Amount	Value
SHIPBUILDING — 0.0% *
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	$41,000	$40,685
SOFTWARE — 3.0%
Fiserv, Inc. 3.20%, 7/1/2026	863,000	859,686
MSCI, Inc.:
4.00%, 11/15/2029 (a)	324,000	317,387
5.25%, 9/1/2035	148,000	148,497
ROBLOX Corp. 3.88%, 5/1/2030 (a)	690,000	660,675
Synopsys, Inc. 5.15%, 4/1/2035	875,000	887,031
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	121,000	117,322
Workday, Inc. 3.80%, 4/1/2032	56,000	53,479
		3,044,077
TELECOMMUNICATIONS — 0.7%
AT&T, Inc.:
2.55%, 12/1/2033	306,000	260,186
3.10%, 2/1/2043	25,000	18,229
5.38%, 8/15/2035	121,000	123,433
Deutsche Telekom International Finance BV 4.75%, 6/21/2038 (a)	231,000	222,331
T-Mobile USA, Inc. 4.70%, 1/15/2035	71,000	69,439
		693,618
TOTAL CORPORATE BONDS & NOTES (Cost $43,447,660)		44,020,117
ASSET-BACKED SECURITIES — 8.4%
AUTOMOBILE — 2.9%
GM Financial Automobile Leasing Trust Series 2024-3, Class A4, 4.22%, 10/20/2028	1,000,000	1,003,632
Luxury Lease Partners Auto Lease Trust Series 2025-A, Class A, 5.51%, 3/15/2032 (a)	922,588	922,314
MP LLC Series 2025-1A, Class A, 5.55%, 11/15/2065 (a)	994,761	1,000,874
		2,926,820
HOME EQUITY ABS — 1.9%
RCKT Mortgage Trust:
Series 2024-CES9, Class M1, 6.28%, 12/25/2044 (a) (c)	750,000	759,852

See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-CES3, Class M2, 7.01%, 5/25/2044 (a) (c)	$1,100,000	$1,117,601
		1,877,453
OTHER ABS — 3.0%
Pagaya AI Debt Grantor Trust Series 2026-1, Class B, 5.37%, 9/15/2033 (a) (d)	500,000	500,000
PK ALIFT Loan Funding 3 LP Series 2024-1, Class D, 7.49%, 9/15/2039 (a)	1,272,296	1,320,991
PK Alift Loan Funding 7 LP Series 2025-2, Class D, 6.01%, 3/15/2043 (a)	721,026	716,249
Rad CLO 25 Ltd. Series 2024-25A, Class D1, 3 mo. USD Term SOFR + 3.15%, 6.82%, 7/20/2037 (a) (c)	400,000	397,360
SunStrong Issuer LLC Series 2025-A, Class A, 6.19%, 6/21/2055 (a)	106,666	109,554
		3,044,154
STUDENT LOAN ABS — 0.6%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	595,000	608,622
TOTAL ASSET-BACKED SECURITIES (Cost $8,400,903)		8,457,049
U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.9%
Federal Home Loan Mortgage Corp.:
2.00%, 12/1/2051	2,201,612	1,796,441
2.50%, 5/1/2051	2,722,004	2,313,753
5.00%, 5/1/2055	6,701,382	6,699,408
5.00%, 7/1/2055	2,923,231	2,933,075
Federal National Mortgage Association:
4.50%, 10/1/2054	3,749,265	3,672,782
5.50%, 2/1/2055	2,617,431	2,655,189
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,691,689)		20,070,648
U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bonds:
4.63%, 2/15/2055	1,784,000	1,708,459
4.75%, 8/15/2055	2,026,000	1,981,048
U.S. Treasury Notes:
3.88%, 6/30/2030	4,908,000	4,931,389
4.63%, 2/15/2035	5,740,000	5,921,169
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,715,351)		14,542,065
Security Description	Principal Amount	Value
MORTGAGE-BACKED SECURITIES — 10.0%
A&D Mortgage Trust Series 2025-NQM4, Class A1, CMO, 5.23%, 10/25/2070 (a) (e)	$1,465,776	$1,473,627
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class B, 1 mo. USD Term SOFR + 2.29%, 5.97%, 1/20/2043 (a) (c)	1,000,000	1,005,524
Greystone CRE Notes HC-4 LLC Series 2025-HC4, Class AS, 1 mo. USD Term SOFR + 2.24%, 5.92%, 10/15/2042 (a) (c)	1,000,000	998,331
MF1 LLC Series 2024-FL14, Class C, 1 mo. USD Term SOFR + 3.29%, 6.96%, 3/19/2039 (a) (c)	500,000	500,624
MFA Trust Series 2025-NQM1, Class M1, CMO, 6.29%, 3/25/2070 (a) (c)	500,000	510,285
NYMT Loan Trust Series 2025-CP1, Class A2, CMO, 3.75%, 11/25/2069 (a) (c)	350,000	331,014
OBX Trust Series 2025-NQM5, Class A1, CMO, 5.52%, 3/25/2065 (a) (e)	3,481,704	3,525,109
PFP Ltd. Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 6.66%, 9/17/2039 (a) (c)	487,812	486,062
Verus Securitization Trust:
Series 2024-1, Class M1, 6.67%, 1/25/2069 (a) (c)	1,000,000	1,009,548
Series 2023-2, Class M1, CMO, 7.39%, 3/25/2068 (a) (c)	250,000	249,617
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,040,476)		10,089,741
	Shares
SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (f) (g) (Cost $3,086,757)	3,086,757	3,086,757
TOTAL INVESTMENTS — 99.6% (Cost $99,382,836)		100,266,377
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%		398,297
NET ASSETS — 100.0%		$100,664,674

See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.0% of net assets as of January 31, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of January 31, 2026, total aggregate fair value of the securities is $6,136,879, representing 6.10% of the Fund's net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of January 31, 2026. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2026 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at January 31, 2026.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At January 31, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	EUR1,718,571	USD2,014,361	03/09/2026	$(33,405)
EUR	Euro

At January 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	207	03/31/2026	$22,681,233	$22,548,445	$(132,788)
Ultra U.S. Treasury Bond Futures (long)	19	03/20/2026	2,282,983	2,231,313	(51,670)
					$(184,458)

See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$37,883,238	$6,136,879	$44,020,117
Asset-Backed Securities	—	8,457,049	—	8,457,049
U.S. Government Agency Obligations	—	20,070,648	—	20,070,648
U.S. Treasury Obligations	—	14,542,065	—	14,542,065
Mortgage-Backed Securities	—	10,089,741	—	10,089,741
Short-Term Investment	3,086,757	—	—	3,086,757
TOTAL INVESTMENTS	$3,086,757	$91,042,741	$6,136,879	$100,266,377
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	$—	$(33,405)	$—	$(33,405)
Futures Contracts - Unrealized Depreciation	(184,458)	—	—	(184,458)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(184,458)	$(33,405)	$—	$(217,863)

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended January 31, 2026.
	Beginning Value at October 31, 2025	Transfers into Level 3*	Purchases	Sales	Net realized gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Ending Value at January 31, 2026
Corporate Bonds & Notes	$12,545,257	$—	$4,033,227	$10,559,025	$68,412	$49,008	$—	$6,136,879
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2025**	$42,849

*	Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
**	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.

Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of January 31, 2026.
Type of Investment	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$5,437,684	Transaction Approach	Recent Transactions	101.00%–116.00%; (105.76%)	Increase
Corporate Bonds & Notes	$699,195	Discounted Cash Flow	Discount Rate (Mid)	5.30%–6.81%; (5.91%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.
See accompanying notes to Schedule of Investments.

STATE STREET IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/26	Value at 1/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,462,366	$5,462,366	$18,153,723	$20,529,332	$—	$—	3,086,757	$3,086,757	$20,531
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 33.4%
AEROSPACE & DEFENSE — 1.0%
AP Hermes Holdings SARL 6.25%, 7/25/2048 (a) (b)	$223,056	$271,462
Boeing Co. 2.70%, 2/1/2027	453,000	447,441
		718,903
AGRICULTURE — 0.5%
BAT Capital Corp. 2.26%, 3/25/2028	349,000	336,443
AIRLINES — 1.4%
AP Fides Holdings LLC Series A-1, 6.00%, 11/30/2048 (a) (b)	845,090	1,044,319
AUTO MANUFACTURERS — 0.5%
General Motors Financial Co., Inc. 4.35%, 1/17/2027	405,000	405,992
BANKS — 4.5%
Bank of America Corp. Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (c)	546,000	553,535
Goldman Sachs Group, Inc. 3 mo. USD Term SOFR + 1.77%, 3.69%, 6/5/2028 (c)	286,000	284,747
JPMorgan Chase & Co. SOFR + 1.89%, 2.18%, 6/1/2028 (c)	422,000	412,239
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (c)	498,000	505,799
Morgan Stanley Series GMTN, 3 mo. USD Term SOFR + 1.40%, 3.77%, 1/24/2029 (c)	228,000	226,762
PNC Financial Services Group, Inc. SOFR + 1.34%, 5.30%, 1/21/2028 (c)	369,000	373,579
U.S. Bancorp Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	476,000	468,108
Wells Fargo & Co. Series MTN, 3 mo. USD Term SOFR + 1.43%, 3.20%, 6/17/2027 (c)	515,000	513,450
		3,338,219
BIOTECHNOLOGY — 0.2%
Amgen, Inc. 3.20%, 11/2/2027	166,000	164,210
CHEMICALS — 0.1%
Ecolab, Inc. 1.65%, 2/1/2027	100,000	97,971
Security Description	Principal Amount	Value
COMPUTERS — 0.1%
Apple, Inc. 1.20%, 2/8/2028	$81,000	$77,204
CONSTRUCTION MATERIALS — 0.5%
Carrier Global Corp. 2.49%, 2/15/2027	228,000	224,867
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	150,000	149,148
		374,015
COSMETICS/PERSONAL CARE — 0.1%
Kenvue, Inc. 5.35%, 3/22/2026	58,000	58,047
DIVERSIFIED FINANCIAL SERVICES — 0.9%
Aircastle Ltd. 2.85%, 1/26/2028 (a)	242,000	235,512
Avolon Holdings Funding Ltd. 2.75%, 2/21/2028 (a)	192,000	186,346
Charles Schwab Corp. 3.20%, 1/25/2028	156,000	154,296
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	91,000	93,798
		669,952
ELECTRIC — 1.9%
AEP Transmission Co. LLC 3.10%, 12/1/2026	144,000	143,168
Dominion Energy, Inc. Series B, 3.60%, 3/15/2027	186,000	185,319
DTE Energy Co. 4.95%, 7/1/2027	228,000	230,864
Duke Energy Corp. 4.85%, 1/5/2027	157,000	158,458
Entergy Louisiana LLC 3.12%, 9/1/2027	163,000	161,230
Georgia Power Co. 3.25%, 3/30/2027	85,000	84,554
Pacific Gas & Electric Co. 2.10%, 8/1/2027	205,000	199,123
Southern California Edison Co. 5.85%, 11/1/2027	271,000	278,688
		1,441,404
FOOD — 0.6%
Campbell's Co. 5.20%, 3/19/2027	289,000	292,656
Conagra Brands, Inc. 1.38%, 11/1/2027	143,000	136,453
		429,109
HEALTH CARE PRODUCTS — 0.2%
Abbott Laboratories 3.75%, 11/30/2026	123,000	123,071
HEALTH CARE SERVICES — 0.8%
Centene Corp. 2.45%, 7/15/2028	550,000	517,369

See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
UnitedHealth Group, Inc. 5.25%, 2/15/2028	$78,000	$79,966
		597,335
HOUSEHOLD PRODUCTS & WARES — 0.3%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	228,000	225,410
INSURANCE — 0.3%
Arthur J Gallagher & Co. 4.60%, 12/15/2027	208,000	210,492
Progressive Corp. 2.50%, 3/15/2027	39,000	38,444
		248,936
INTERNET — 0.4%
Expedia Group, Inc. 4.63%, 8/1/2027	143,000	144,040
Meta Platforms, Inc. 3.50%, 8/15/2027	157,000	156,744
		300,784
IRON/STEEL — 0.3%
ArcelorMittal SA 6.55%, 11/29/2027	231,000	240,503
IT SERVICES — 0.5%
International Business Machines Corp. 4.65%, 2/10/2028	350,000	355,250
LEISURE TIME — 0.2%
Carnival Corp. 4.00%, 8/1/2028 (a)	180,000	178,184
LODGING — 1.0%
Sands China Ltd. 2.30%, 3/8/2027	770,000	752,136
MACHINERY-DIVERSIFIED — 0.6%
CNH Industrial Capital LLC 4.50%, 10/8/2027	228,000	229,523
Ingersoll Rand, Inc. 5.20%, 6/15/2027	228,000	231,582
		461,105
MEDIA — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 3/15/2028	283,000	281,936
MINING — 0.3%
Glencore Funding LLC 3.88%, 10/27/2027 (a)	207,000	206,427
OIL & GAS — 0.8%
BP Capital Markets America, Inc. 5.02%, 11/17/2027	209,000	213,216
Continental Resources, Inc. 4.38%, 1/15/2028	100,000	100,111
Security Description	Principal Amount	Value
Diamondback Energy, Inc. 5.20%, 4/18/2027	$120,000	$121,673
Phillips 66 Co. 4.95%, 12/1/2027	186,000	189,156
		624,156
PACKAGING & CONTAINERS — 0.2%
Berry Global, Inc. 1.65%, 1/15/2027	122,000	119,382
PHARMACEUTICALS — 0.4%
CVS Health Corp. 3.63%, 4/1/2027	261,000	259,810
PIPELINES — 2.8%
AP Chia Issuer LLC 7.25%, 5/23/2050 (a) (b)	936,846	955,583
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	143,000	144,353
Enbridge, Inc. 3.70%, 7/15/2027	143,000	142,452
Energy Transfer LP 6.05%, 12/1/2026	316,000	320,980
ONEOK, Inc. 4.00%, 7/13/2027	186,000	185,892
Targa Resources Corp. 5.20%, 7/1/2027	120,000	121,854
Williams Cos., Inc. 3.75%, 6/15/2027	186,000	185,543
		2,056,657
PRIVATE CREDIT SECURITIES — 4.3%
AP Grange Holdings LLC 6.50%, 3/20/2045 (a)	1,103,616	1,081,965
AP Oryx Holdings LLC 6.10%, 9/8/2043 (a) (b)	1,063,717	1,074,354
North Haven Private Income Fund LLC 8.92%, 3/1/2027 (b)	1,000,000	1,027,500
		3,183,819
REAL ESTATE INVESTMENT TRUSTS — 3.2%
American Homes 4 Rent LP 4.25%, 2/15/2028	96,000	96,042
Essex Portfolio LP 3.63%, 5/1/2027	111,000	110,557
Extra Space Storage LP 3.88%, 12/15/2027	176,000	175,576
SBA Communications Corp. 3.88%, 2/15/2027	2,000,000	1,985,760
		2,367,935
RETAIL — 0.4%
AutoNation, Inc. 3.80%, 11/15/2027	169,000	168,052
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	143,000	142,211
		310,263

See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 1.4%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	$220,000	$222,545
Marvell Technology, Inc. 2.45%, 4/15/2028	345,000	333,381
SK Hynix, Inc. 5.50%, 1/16/2027 (a)	500,000	506,540
		1,062,466
SOFTWARE — 1.7%
Fiserv, Inc. 3.20%, 7/1/2026	848,000	844,744
Synopsys, Inc. 4.65%, 4/1/2028	163,000	165,091
Workday, Inc. 3.50%, 4/1/2027	228,000	226,842
		1,236,677
TELECOMMUNICATIONS — 0.6%
AT&T, Inc. 4.25%, 3/1/2027	228,000	228,599
T-Mobile USA, Inc. 3.75%, 4/15/2027	228,000	227,421
		456,020
TOTAL CORPORATE BONDS & NOTES (Cost $24,747,138)		24,804,050
ASSET-BACKED SECURITIES — 11.4%
AUTOMOBILE — 4.5%
GM Financial Automobile Leasing Trust Series 2024-3, Class A4, 4.22%, 10/20/2028	2,000,000	2,007,263
GM Financial Consumer Automobile Receivables Trust Series 2024-4, Class A3, 4.40%, 8/16/2029	600,000	603,618
Luxury Lease Partners Auto Lease Trust Series 2025-A, Class A, 5.51%, 3/15/2032 (a)	230,647	230,578
Toyota Auto Receivables Owner Trust Series 2024-A, Class A3, 4.83%, 10/16/2028	506,233	509,326
		3,350,785
HOME EQUITY ABS — 2.4%
RCKT Mortgage Trust:
Series 2024-CES9, Class M1, 6.28%, 12/25/2044 (a) (c)	250,000	253,284
Series 2024-CES2, Class M2, 6.77%, 4/25/2044 (a) (c)	1,000,000	1,007,767
Series 2023-CES3, Class A2, 7.61%, 11/25/2043 (a) (c)	500,000	505,344
		1,766,395
Security Description	Principal Amount	Value
OTHER ABS — 3.8%
Pagaya AI Debt Grantor Trust Series 2026-1, Class B, 5.37%, 9/15/2033 (a) (d)	$500,000	$500,000
PK ALIFT Loan Funding 3 LP Series 2024-1, Class D, 7.49%, 9/15/2039 (a)	636,148	660,495
PK ALIFT Loan Funding 4 LP Series 2024-2, Class D, 6.41%, 10/15/2039 (a)	677,141	694,362
PK Alift Loan Funding 7 LP Series 2025-2, Class C, 5.34%, 3/15/2043 (a)	240,342	239,479
Rad CLO 25 Ltd. Series 2024-25A, Class D1, 3 mo. USD Term SOFR + 3.15%, 6.82%, 7/20/2037 (a) (c)	750,000	745,050
		2,839,386
STUDENT LOAN ABS — 0.7%
Ascent Education Funding Trust Series 2024-A, Class C, 8.01%, 10/25/2050 (a)	500,000	511,446
TOTAL ASSET-BACKED SECURITIES (Cost $8,458,352)		8,468,012
U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.5%
Federal National Mortgage Association:
5.00%, 1/1/2040	946,203	957,364
5.00%, 9/1/2040	1,622,514	1,641,713
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,603,277)		2,599,077
U.S. TREASURY OBLIGATIONS — 34.8%
U.S. Treasury Notes:
3.63%, 8/15/2028	12,898,000	12,915,130
3.75%, 12/31/2028	12,857,000	12,908,227
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,796,191)		25,823,357
MORTGAGE-BACKED SECURITIES — 11.5%
Greystone CRE Notes HC-4 LLC Series 2025-HC4, Class AS, 1 mo. USD Term SOFR + 2.24%, 5.92%, 10/15/2042 (a) (c)	250,000	249,583
MF1 LLC Series 2024-FL14, Class C, 1 mo. USD Term SOFR + 3.29%, 6.96%, 3/19/2039 (a) (c)	500,000	500,625

See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Security Description	Principal Amount	Value
MF1 Trust Series 2024-FL15, Class C, 1 mo. USD Term SOFR + 2.94%, 6.62%, 8/18/2041 (a) (c)	$800,000	$804,000
Morgan Stanley Residential Mortgage Loan Trust Series 2025-HX1, Class A1, CMO, VRN, 5.96%, 3/25/2070 (a) (c)	868,017	887,019
OBX Trust Series 2025-NQM10, Class A1, CMO, 5.45%, 5/25/2065 (a) (e)	3,347,123	3,384,113
PFP Ltd. Series 2024-11, Class C, 1 mo. USD Term SOFR + 2.99%, 6.66%, 9/17/2039 (a) (c)	975,625	972,125
Verus Securitization Trust:
Series 2023-2, Class M1, CMO, 7.39%, 3/25/2068 (a) (c)	750,000	748,853
Series 2024-INV1, Class M1, CMO, VRN, 6.80%, 3/25/2069 (a) (c)	1,000,000	1,016,420
TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,538,119)		8,562,738
	Shares
SHORT-TERM INVESTMENT — 7.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (f) (g) (Cost $5,388,759)	5,388,759	5,388,759
TOTAL INVESTMENTS — 101.9% (Cost $75,531,836)		75,645,993
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(1,404,502)
NET ASSETS — 100.0%		$74,241,491

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 26.5% of net assets as of January 31, 2026, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of January 31, 2026, total aggregate fair value of the securities is $4,373,218, representing 5.90% of the Fund's net assets.
(c)	Variable Rate Security - Interest rate shown is rate in effect at January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of January 31, 2026. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended January 31, 2026 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at January 31, 2026.
Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

At January 31, 2026, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	EUR502,000	USD588,401	03/09/2026	$(9,758)
Societe Generale	EUR623,000	USD736,628	03/09/2026	(5,709)
Total				$(15,467)

EUR	Euro
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

At January 31, 2026, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	26	03/31/2026	$5,424,309	$5,420,797	$(3,512)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$20,430,832	$4,373,218	$24,804,050
Asset-Backed Securities	—	8,468,012	—	8,468,012
U.S. Government Agency Obligations	—	2,599,077	—	2,599,077
U.S. Treasury Obligations	—	25,823,357	—	25,823,357
Mortgage-Backed Securities	—	8,562,738	—	8,562,738
Short-Term Investment	5,388,759	—	—	5,388,759
TOTAL INVESTMENTS	$5,388,759	$65,884,016	$4,373,218	$75,645,993
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	$—	$(15,467)	$—	$(15,467)
Futures Contracts - Unrealized Depreciation	(3,512)	—	—	(3,512)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(3,512)	$(15,467)	$—	$(18,979)

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions for the period ended January 31, 2026.
	Beginning Value at October 31, 2025	Transfers into Level 3*	Purchases	Sales	Net realized gain/(loss)	Change in Unrealized Appreciation/ (Depreciation)	Transfers out of Level 3	Ending Value at January 31, 2026
Corporate Bonds & Notes	$1,581,317	$—	$7,942,822	$5,209,738	$21,221	$37,596	$—	$4,373,218
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2025**	$38,243

*	Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
**	Net unrealized depreciation is included in the related amounts on investments in the Fund's Statement of Operations.

Significant Unobservable Inputs
The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of January 31, 2026.
Type of Investment	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$3,932,243	Transaction Approach	Recent Transactions	101.00%–103.88%; (102.37%)	Increase
See accompanying notes to Schedule of Investments.

STATE STREET SHORT DURATION IG PUBLIC & PRIVATE CREDIT ETF
SCHEDULE OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Type of Investment	Fair Value as of January 31, 2026	Valuation Technique	Unobservable Input	Range (Weighted Avg)(a) (b)	Impact to Valuation from an Increase to Input
Corporate Bonds & Notes	$440,975	Discounted Cash Flow	Discount Rate (Mid)	5.30%–6.81%; (6.07%)	Decrease

(a)	Represents the range and weighted average of the unobservable input values.
(b)	Weighted average is calculated by weighing the significant unobservable input by the relative fair value of each investment in the category.

Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 1/31/26	Value at 1/31/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,161,951	$1,161,951	$32,011,986	$27,785,178	$—	$—	5,388,759	$5,388,759	$43,122
See accompanying notes to Schedule of Investments.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2026 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Fixed-income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for most other fixed-income assets.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Options are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmark. Various inputs are used in determining the value of the Portfolios' or Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of January 31, 2026, is disclosed in each Fund's Consolidated Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
During the period ended January 31, 2026, the State Street Bridgewater All Weather ETF, State Street IG Public & Private Credit ETF and State Street Short Duration IG Public & Private Credit ETF entered into futures contracts to hedge interest rate risk and manage duration.
Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in marketvalue is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counter parties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge,the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended January 31, 2026, the State Street IG Public & Private Credit ETF and State Street Short Duration IG Public & Private Credit ETF entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Option Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
During the period ended January 31, 2026, the State Street Galaxy Hedged Digital Asset Ecosystem ETF entered into option contracts.
Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net cash at Broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
During the period ended January 31, 2026, the State Street Bridgewater All Weather ETF entered into swap contracts.
Total Return Swaps

SSGA ACTIVE TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued) January 31, 2026 (Unaudited)

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended January 31, 2026 are disclosed in the (Consolidated) Schedules of Investments.